Income Taxes (Schedule Of Changes To Uncertain Tax Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Balance at January 1, excluding interest and penalties	$ 144		$ 126	$ 82
Additions based on tax positions related to prior years			18	44
Reductions based on tax positions related to prior years	(66)	[1]
Reduction related to 1997-2002 IRS appeals settlement	(24)
Balance at December 31, excluding interest and penalties	$ 54		$ 144	$ 126

[1]	Includes IRS audit for the years 2003 through 2006.